Capital Structure (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total debt outstanding by maturity:
Due within one year or less	$ 350	$ 42
Due after one year through 5 years	1,244	1,550
Due after 5 years through 10 years	964	966
Due after 20 years	3,350	3,350
Total debt	$ 5,908	$ 5,908